Income Tax - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Valuation allowance	$ 8,065	$ 3,812	$ 2,504
Unrecognized tax benefits	0	0
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	1,064
Research and development tax credit carryforwards	42
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	972
Research and development tax credit carryforwards	$ 45